Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of loss per share

	2023	2022
Basic (loss)/ earnings per ordinary share	(2.12)	(2.05)
Diluted (loss)/ earnings per ordinary share	(2.12)	(2.05)
Number of ordinary shares used for loss per share (weighted average)
Basic	14,649,082	13,330,947
Diluted	14,649,082	13,330,947

Schedule of weighted average number of ordinary shares

	2023	2022
Warrants	8,869,633	8,869,633
RSUs - outstanding	54,952	88,084
RSUs - vested but no ordinary shares issued	115,820	29,253
Incentive shares	5,000	5,000
Share options	1,482,628	2,128,554